Commitments and Contingencies - Summary of Other Commitments and Contingencies (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Commitments And Contingencies [abstract]
Guarantees	€ 506	€ 364
Standby letters of credit	12	11
Share of contingent liabilities incurred in relation to interests in joint ventures	7	7
Other guarantees	11	11
Other commitments and contingent liabilities	€ 0	€ 7